Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes by tax jurisdiction
The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Deferred tax expense (benefit)
Ireland	$154,134	$140,621	$144,532
United States	11,327	6,510	56,650
The Netherlands	7,316	4,136	(7,470)
Other	7,658	8,881	(14,188)
	180,435	160,148	179,524
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets
Ireland	2,358	368	1,366
United States	(18,425)	(2,838)	(29,147)
The Netherlands	87	(2,302)	(8,518)
Other	(1,957)	(7,788)	13,796
	(17,937)	(12,560)	(22,503)
Current tax (benefit) expense
Ireland	—	(27)	5,606
United States	789	(3,691)	(1,659)
The Netherlands	261	(307)	717
Other	4,166	516	3,033
	5,216	(3,509)	7,697
Provision for income taxes	$167,714	$144,079	$164,718

Schedule of reconciliation of statutory of income tax expense to provision for income taxes
The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019		2018		2017
Income tax expense at statutory income tax rate of 12.5%	$167,580		$143,866		$154,484

Permanent differences	(949)	(a)	1,016	(b)	23,737	(c)
Foreign rate differential	1,083		(803)		(13,503)
	134		213		10,234
Provision for income taxes	$167,714		$144,079		$164,718

(a)
The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(b)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(c)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

Schedule of foreign rate differential by tax jurisdiction
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31, 2019
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,324,100	12.5%	0.0%	$—
United States	(30,041)	21.0%	8.5%	(2,553)
The Netherlands	30,656	25.0%	12.5%	3,832
Other	8,331	10.1%	(2.4)%	(196)
Taxable income	$1,333,046			$1,083
Permanent differences (c)	7,596
Income from continuing operations before income tax	$1,340,642

	Year Ended December 31, 2018
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,163,574	12.5%	0.0%	$—
United States	(85)	22.0%	9.5%	(8)
The Netherlands	6,108	25.0%	12.5%	764
Other	(10,977)	26.7%	14.2%	(1,559)
Taxable income	$1,158,620			$(803)
Permanent differences (d)	(7,687)
Income from continuing operations before income tax	$1,150,933
15. Income taxes (Continued)

	Year Ended December 31, 2017
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,029	12.5%	0.0%	$—
United States	72,390	35.7%	23.2%	16,744
The Netherlands	(61,086)	25.0%	12.5%	(7,636)
Isle of Man	185,882	0.0%	(12.5)%	(23,235)
Other	9,138	19.3%	6.8%	624
Taxable income	$1,418,353			$(13,503)
Permanent differences (e)	(182,481)
Income from continuing operations before income tax	$1,235,872

(a)	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States and the Netherlands) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.

(c)
The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(d)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(e)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
Schedule of principal components of deferred tax assets and liabilities
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2019 and 2018:

	As of December 31, 2019
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,924,492)	$(606)	$6,873	$(1,253)	$(1,919,478)
Intangibles	(4,594)	(5,222)	—	—	(9,816)
Accrued maintenance liability	(3,456)	1,666	—	—	(1,790)
Obligations under capital leases and debt obligations	(3,806)	—	—	—	(3,806)
Investments	—	(7,996)	—	—	(7,996)
Deferred losses on sale of assets	—	24,178	—	—	24,178
Valuation allowance	(5,654)	(38,720)	(16,025)	(13,962)	(74,361)
Losses and credits forward	1,146,434	58,099	20,568	19,090	1,244,191
Other	(58,691)	(99)	(1,773)	(5,818)	(66,381)
Net deferred income tax (liabilities) assets	$(854,259)	$31,300	$9,643	$(1,943)	$(815,259)
15. Income taxes (Continued)

	As of December 31, 2018
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,612,534)	$254	$5,974	$(887)	$(1,607,193)
Intangibles	(7,011)	(6,108)	—	—	(13,119)
Accrued maintenance liability	(3,242)	4,509	—	—	1,267
Obligations under capital leases and debt obligations	(4,255)	—	—	—	(4,255)
Investments	—	(8,619)	—	—	(8,619)
Deferred losses on sale of assets	—	28,770	—	—	28,770
Valuation allowance	(3,296)	(57,145)	(15,938)	(15,919)	(92,298)
Losses and credits forward	996,676	62,351	28,770	23,018	1,110,815
Other	(77,973)	502	(1,760)	(2,454)	(81,685)
Net deferred income tax (liabilities) assets	$(711,635)	$24,514	$17,046	$3,758	$(666,317)

Schedule of movement in valuation allowance for deferred income taxes
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018
Valuation allowance at beginning of period	$92,298	$104,858
Decrease of allowance to income tax provision	(17,937)	(12,560)
Valuation allowance at end of period	$74,361	$92,298